Securities - Summary of Securities Available for Sale Sold (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Available-for-sale Securities [Abstract]
Proceeds received from sale	$ 8,872	$ 6,054	$ 12,920	$ 15,997	$ 60,369
Gross Gains on sale	$ 105	$ 53	$ 131	$ 195	$ 195